Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common stock, par value	₪ 0	₪ 0
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	109,502,289	73,062,687
Common stock, shares outstanding	109,502,289	73,062,687